Schedule I—Condensed Financial Information of the Company - Schedule of Balance Sheets (Details) - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 243	$ 34	¥ 11,792
Short term investments	4,255	594
Other receivables	29,436	4,109
Other current assets	430	60
Amounts due from subsidiaries	29,436	4,109
Total current assets	35,292	4,927	13,002
Total assets	699,397	97,632	1,331,079
Current liabilities:
Accrued payroll	4,956	692	163
Amounts due from subsidiaries	10,415	1,454
Total current liabilities	15,371	2,146	163
Total liabilities	15,371	2,146	163
Mezzanine equity	47,935	6,691	45,794
EQUITY:
Treasury stock	(29)	(4)	(29)
Additional paid-in capital	1,125,933	157,174	1,583,017
Retained earnings	(494,153)	(68,981)	(298,190)
Accumulated other comprehensive income	(6,012)	(839)	(2,293)
Total equity	636,091	88,795	1,285,122
Total liabilities, mezzanine equity and equity	699,397	97,632	1,331,079
Subsidiaries [Member]
Current assets:
Other receivables	928	130	1,210
Amounts due from subsidiaries	928	130	1,210
Investments in subsidiaries	664,105	92,705	1,318,077
Class A Ordinary Shares
EQUITY:
Class A ordinary shares (Authorized shares:40,000,000 at US$0.09 each; issued 4,162,059 and 9,273,208 shares, of which 4,117,242 and 9,228,398 shares were outstanding as of June 30, 2024 and 2025, respectively)*	5,973	833	2,617
Class B Ordinary shares (Authorized shares:10,000,000 at US$0.09 each; issued and outstanding nil and 6,666,668 shares as of June 30, 2024 and 2025, respectively)	5,973	833	¥ 2,617
Class B Ordinary Shares
EQUITY:
Class A ordinary shares (Authorized shares:40,000,000 at US$0.09 each; issued 4,162,059 and 9,273,208 shares, of which 4,117,242 and 9,228,398 shares were outstanding as of June 30, 2024 and 2025, respectively)*	4,379	612
Class B Ordinary shares (Authorized shares:10,000,000 at US$0.09 each; issued and outstanding nil and 6,666,668 shares as of June 30, 2024 and 2025, respectively)	¥ 4,379	$ 612